Taxes on Income (Details) - Schedule of Income (Loss) Before Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income (Loss) Before Taxes [Abstract]
Israel	$ (2,866)	$ (2,081)	$ (1,096)
Foreign	(1,700)	(126)	(465)
Income (loss) before taxes	$ (4,566)	$ (2,207)	$ (1,561)